Loans Receivable (including Covered Loans) - Loans Receivable by Geographic Location (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 9,823,270	$ 8,882,920
Ratio of loans by geographic location to total loans	100.00%
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,880,615
Ratio of loans by geographic location to total loans	49.70%
Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,534,143
Ratio of loans by geographic location to total loans	15.60%
Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 321,282
Ratio of loans by geographic location to total loans	3.30%
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 415,165
Ratio of loans by geographic location to total loans	4.30%
Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,050,595
Ratio of loans by geographic location to total loans	10.70%
Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 672,306
Ratio of loans by geographic location to total loans	6.80%
New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 475,074
Ratio of loans by geographic location to total loans	4.80%
Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 303,221
Ratio of loans by geographic location to total loans	3.10%
Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 170,869
Ratio of loans by geographic location to total loans	1.70%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,700,782
Ratio of loans by geographic location to total loans	57.90%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single-family residential | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,905,256
Ratio of loans by geographic location to total loans	29.40%
Percentage of loans by geographic area as a percentage of loan type	51.00%
Single-family residential | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 734,368
Ratio of loans by geographic location to total loans	7.50%
Percentage of loans by geographic area as a percentage of loan type	12.90%
Single-family residential | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 154,858
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	2.70%
Single-family residential | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 312,471
Ratio of loans by geographic location to total loans	3.20%
Percentage of loans by geographic area as a percentage of loan type	5.50%
Single-family residential | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 579,743
Ratio of loans by geographic location to total loans	5.90%
Percentage of loans by geographic area as a percentage of loan type	10.20%
Single-family residential | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 492,297
Ratio of loans by geographic location to total loans	5.00%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Single-family residential | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 193,387
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Single-family residential | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 189,355
Ratio of loans by geographic location to total loans	1.90%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Single-family residential | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 139,047
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,129,437
Ratio of loans by geographic location to total loans	11.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi-family | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 388,151
Ratio of loans by geographic location to total loans	4.00%
Percentage of loans by geographic area as a percentage of loan type	34.30%
Multi-family | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 328,103
Ratio of loans by geographic location to total loans	3.30%
Percentage of loans by geographic area as a percentage of loan type	29.10%
Multi-family | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 411
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Multi-family | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 34,502
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Multi-family | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 233,240
Ratio of loans by geographic location to total loans	2.40%
Percentage of loans by geographic area as a percentage of loan type	20.70%
Multi-family | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 55,562
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	4.90%
Multi-family | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 72,729
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	6.40%
Multi-family | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 15,446
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Multi-family | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,293
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 98,282
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - acquisition & development | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 54,467
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	55.40%
Land - acquisition & development | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,493
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Land - acquisition & development | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - acquisition & development | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,235
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	4.30%
Land - acquisition & development | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,573
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	4.70%
Land - acquisition & development | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,187
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.20%
Land - acquisition & development | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,348
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	12.60%
Land - acquisition & development | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 11,979
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	12.20%
Land - acquisition & development | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 106,813
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - consumer lot loans | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 62,916
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	59.00%
Land - consumer lot loans | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 18,212
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	17.10%
Land - consumer lot loans | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,098
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.60%
Land - consumer lot loans | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 9,227
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Land - consumer lot loans | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,566
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Land - consumer lot loans | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,714
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.50%
Land - consumer lot loans | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 261
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Land - consumer lot loans | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,819
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 396,309
Ratio of loans by geographic location to total loans	4.10%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - custom | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 232,244
Ratio of loans by geographic location to total loans	2.40%
Percentage of loans by geographic area as a percentage of loan type	58.70%
Construction - custom | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 37,781
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	9.50%
Construction - custom | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction - custom | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 17,107
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	4.30%
Construction - custom | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 39,443
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	10.00%
Construction - custom | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 33,292
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	8.40%
Construction - custom | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 20,744
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	5.20%
Construction - custom | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,882
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.20%
Construction - custom | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,816
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 200,508
Ratio of loans by geographic location to total loans	2.20%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - speculative | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 84,462
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	42.10%
Construction - speculative | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 34,952
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	17.40%
Construction - speculative | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction - speculative | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 13,634
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.80%
Construction - speculative | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,542
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.30%
Construction - speculative | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,856
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Construction - speculative | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 15,666
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	7.80%
Construction - speculative | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 36,396
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	18.20%
Construction - speculative | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,186,551
Ratio of loans by geographic location to total loans	12.20%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial real estate | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 638,974
Ratio of loans by geographic location to total loans	6.50%
Percentage of loans by geographic area as a percentage of loan type	54.00%
Commercial real estate | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 223,625
Ratio of loans by geographic location to total loans	2.30%
Percentage of loans by geographic area as a percentage of loan type	18.80%
Commercial real estate | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,594
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.50%
Commercial real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,566
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Commercial real estate | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 116,157
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	9.80%
Commercial real estate | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 37,109
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Commercial real estate | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 132,974
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	11.20%
Commercial real estate | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 21,755
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	1.80%
Commercial real estate | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,797
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 657,580
Ratio of loans by geographic location to total loans	6.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial & industrial | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 350,485
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	53.10%
Commercial & industrial | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 130,743
Ratio of loans by geographic location to total loans	1.30%
Percentage of loans by geographic area as a percentage of loan type	19.90%
Commercial & industrial | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 42,437
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	6.50%
Commercial & industrial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 11,183
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Commercial & industrial | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 40,754
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	6.20%
Commercial & industrial | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 33,869
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	5.20%
Commercial & industrial | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,880
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Commercial & industrial | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 19,114
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.90%
Commercial & industrial | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 18,115
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.80%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 197,481
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 74,649
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	37.80%
Consumer | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,327
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Consumer | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 117,982
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	59.70%
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 165
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 297
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Consumer | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 24
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 935
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.50%
Consumer | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 33
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 69
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 149,527
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
HELOC | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 89,011
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	59.60%
HELOC | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 14,539
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.70%
HELOC | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,204
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.10%
HELOC | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 18,619
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	12.50%
HELOC | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,544
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.00%
HELOC | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,697
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.50%
HELOC | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 913
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.60%